General information and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
General information and basis of presentation
Schedule of direct or indirect interests in major subsidiaries

		Equity interest
		held by the
	Place of	Group
	incorporation /	December 31,	Principal activities /Place of
Company name	establishment	2020	operations	Note
Subsidiaries
Jin Tai Yuan Limited	British Virgin Islands	100%	Investment holding, BVI
Jin Cheng Long Limited	Hong Kong	100%	Investment holding, Hong Kong
OneConnect Financial Technology (HongKong) Limited	Hong Kong	100%	Software and technology service, information transmission. HongKong, the PRC.
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.	Singapore	100%	Software and technology service, information transmission. Singapore
PT OneConnect Financial Technology Indonesia	Indonesia	100%	Software and technology service, information transmission. Indonesia
Ping An OneConnect Bank (Hong Kong) Limited (“OneConnect Bank”)	Hongkong	100%	Banking service. HongKong, the PRC.	(i)
Shenzhen OneConnect Technology	the PRC	100%	Technology promotion and computer application services, Shenzhen, the PRC
Beijing Vantage Point Technology Co., Ltd.(“Vantage Point Technology”)	the PRC	51.67%	Software and technology service, information transmission. Beijing, the PRC.	(ii)
Shenzhen OneConnect Information Technology Service Company Limited (“Shenzhen OneConnect Information Technology”)	the PRC	51%	Software and technology service, information transmission. Shenzhen, the PRC.
Beijing BER Technology Company Ltd. ("BER Technology")	the PRC	80%	Software and technology service, information transmission. Shenzhen, the PRC	(ii)
Zhang Tong Shun (Guangzhou) Technology Co., Ltd. (“Zhang Tong Shun”)	the PRC	100%	Information technology advisory services, Guangzhou, the PRC	(ii)

		Attributable
		equity interest
	Place of	of the Group
	incorporation /	December 31,	Principal activities /Place of
Company name	establishment	2020	operations	Note
VIEs
OneConnect Smart Technology Co., Ltd. (Shenzhen) (“Shenzhen OneConnect”)	the PRC	100%	Software and technology service, information transmission. Shenzhen, the PRC.
Shenzhen E-Commerce Safety Certificates Administration Co., Ltd.(“Shenzhen CA”)	the PRC	98.9%	E-commerce security certificate administration, Shenzhen, the PRC	(ii)
Subsidiaries of the VIEs
Shanghai OneConnect Financial Technology Co., Ltd. (“Shanghai OneConnect”)*	the PRC	100%	Software and technology service, asset management and consulting. Shanghai, the PRC.
Shenzhen Kechuang Insurance Assessment Co., Ltd. (“Kechuang”)*	the PRC	99.9%	Insurance survey and loss adjustment. Shenzhen, the PRC.

*             Subsidiaries of Shenzhen OneConnect

Note:

(i)          OneConnect Bank is a licensed bank authorized under the Hong Kong Banking Ordinance since 9 May 2019 and has launched its banking services during 2020.

(ii)         The subsidiaries were acquired by the Group through business combination (Note 35).

Schedule of major financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Total current assets	5,108,805	3,848,842
Total non‑current assets	942,638	1,023,936
Total assets	6,051,443	4,872,778
Total current liabilities	6,844,076	6,724,365
Total non‑current liabilities	318,775	168,556
Total liabilities	7,162,851	6,892,921

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Total revenue	1,344,412	2,137,890	3,042,997
Net loss	(15,264)	(1,284,223)	(989,704)
Net cash used in operating activities	(649,200)	(1,602,568)	(443,276)
Net cash (used in)/generated from investing activities	(2,262,895)	552,837	1,660,300
Net cash generated from/(used in) financing activities	2,606,830	1,173,363	(887,374)
Net (decrease)/increase in cash and cash equivalents	(305,265)	123,632	329,650
Cash and cash equivalents, beginning of the year	416,510	111,245	234,877
Cash and cash equivalents, end of the year	111,245	234,877	564,527